Parent Company (the "Company") Only Financial Information - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 19,887,575	$ 2,883,427	¥ 15,333,719
Short-term investments	19,171,017	2,779,536	37,057,554
Amounts due from related parties	1,380,956	200,220	1,551,334
Prepayments and other current assets	2,246,408	325,699	1,850,143
Total current assets	59,149,752	8,575,908	63,641,315
Non-current assets:
Total non-current assets	37,114,173	5,381,050	19,242,286
Total assets	96,263,925	13,956,958	82,883,601
Current liabilities:
Amounts due to subsidiaries of the Group	384,611	55,763	687,200
Current portion of long-term borrowings	1,237,916	179,481	2,067,962
Accruals and other liabilities	13,654,362	1,979,700	7,201,644
Total current liabilities	45,852,054	6,647,926	29,198,152
Long-term borrowings	10,885,799	1,578,292	9,739,176
Deferred revenue	2,288,111		1,451,313
Total non-current liabilities	22,765,111	3,300,630	15,622,026
Total liabilities	68,617,165	9,948,556	44,820,178
SHAREHOLDERS' EQUITY
Treasury shares	(1,849,600)	(268,167)	(1,849,600)
Additional paid in capital	94,593,062	13,714,705	92,467,072
Accumulated other comprehensive loss	1,036,011	150,208	(276,300)
Accumulated deficit	(69,900,000)	(10,136,611)	(55,634,140)
Total shareholders' equity	24,089,539	3,492,655	34,785,557	¥ 27,170,956	¥ (6,277,599)
Total liabilities, mezzanine equity and shareholders' equity	96,263,925	13,956,958	82,883,601
Parent
Current assets:
Cash and cash equivalents	7,076,550	1,026,003	2,207,347
Restricted cash			1,123,596
Short-term investments	696,460	100,977	11,495,387
Amounts due from subsidiaries of Group	6,657,631	965,266	138,415
Amounts due from related parties	87	13	80
Prepayments and other current assets	114,263	16,567	91,252
Total current assets	14,544,991	2,108,826	15,056,077
Non-current assets:
Investments in subsidiaries and VIEs	21,328,304	3,092,313	30,541,632
Total non-current assets	21,328,304	3,092,313	30,541,632
Total assets	35,873,295	5,201,139	45,597,709
Current liabilities:
Amounts due to subsidiaries of the Group	1,775,951	257,489	25,348
Current portion of long-term borrowings			1,228,278
Accruals and other liabilities	73,580	10,668	179,765
Total current liabilities	1,849,531	268,157	1,433,391
Long-term borrowings	10,155,599	1,472,423	9,440,625
Deferred revenue			13,769
Total non-current liabilities	10,155,599	1,472,423	9,454,394
Total liabilities	12,005,130	1,740,580	10,887,785
SHAREHOLDERS' EQUITY
Treasury shares	(1,849,600)	(268,167)	(1,849,600)
Additional paid in capital	94,593,062	13,714,705	92,467,072
Accumulated other comprehensive loss	1,036,011	150,208	(276,300)
Accumulated deficit	(69,914,230)	(10,136,611)	(55,634,140)
Total shareholders' equity	23,868,165	3,460,559	34,709,924
Total liabilities, mezzanine equity and shareholders' equity	35,873,295	5,201,139	45,597,709
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary Shares	2,668	387	2,418
Class A Ordinary Shares | Parent
SHAREHOLDERS' EQUITY
Ordinary Shares	2,668	387	2,418
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary Shares			220
Class B Ordinary Shares | Parent
SHAREHOLDERS' EQUITY
Ordinary Shares			220
Class C Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary Shares	254	37	254
Class C Ordinary Shares | Parent
SHAREHOLDERS' EQUITY
Ordinary Shares	¥ 254	$ 37	¥ 254